Expense Example	Aug. 26, 2025 USD ($)
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 225
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,554
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,245
Expense Example, with Redemption, 10 Years	2,666
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	229
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	2,595
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	234
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,646
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,605
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	226
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	2,565
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,895
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	1,326
Expense Example, with Redemption, 10 Years	2,826
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,452
PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	2,816
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,601
Expense Example, with Redemption, 10 Years	3,365
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	3,185
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	3,185
PFG Global Equity Index Strategy Fund | PFG Global Equity Index Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	$ 2,327